Label	Element	Value
Amana Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long-term capital growth, consistent with Islamic principles.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other funds. The example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any brokerage commissions that an investor may pay on purchases and sales of Fund shares. Although actual costs may be higher or lower, based on these assumptions, whether an investor does or does not redeem the shares, an investor’s expenses would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	One Year
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Three Years
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years.
It is the policy of the Fund, under normal circumstances, to invest at least 80% of total net assets in common stocks that the adviser believes exhibit growth characteristics. The adviser considers a stock to exhibit growth characteristics if, at the time of investment, the stock’s anticipated revenue, earnings, or cash flow growth rate exceeds the nominal growth rate of the U.S. economy over a horizon of at least three years. The Fund principally follows a large-cap growth investment style. The Fund may also invest in smaller and less seasoned companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.
The Fund’s adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”).
The adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund is “non-diversified,” which means that it may invest a larger percentage of its assets in a relatively small number of issuers.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://www.saturna.com/products/etf-performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.saturna.com/products/etf-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Amana Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all funds, investing in the Fund entails risks that could cause the Fund and the Fund’s investors to lose money.
Amana Growth ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified fund risk: The Fund may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Fund’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Fund may experience greater performance volatility than a fund that is more broadly invested.

Amana Growth ETF | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Amana Growth ETF | Investment strategy risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment strategy risk: Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash positions do not earn income.

Amana Growth ETF | Equity securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies, and at times may be out of favor with investors. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions. The Fund also tends to favor growth stocks, which tend to trade based on future earnings expectations, and may be more volatile, especially when market expectations are not met.

Amana Growth ETF | Small-cap risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-cap risk: The smaller and less seasoned companies that may be in the Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Amana Growth ETF | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the investment adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Amana Growth ETF | Sector risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Amana Growth ETF | Technology sector risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Technology sector risk: The Fund’s investments in technology companies exposes the Fund to risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. A number of technology companies engaged in consumer-facing activities are potentially subject to more aggressive government regulation and intervention in their traditional business activities. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Amana Growth ETF | ETF risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF risk: As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). Only APs may transact in creation and redemption transactions directly with the Fund, and APs are not obligated to engage in such transactions. To the extent they exit the business or are otherwise unable or unwilling to proceed in creation and redemption transactions with the Fund, such as in times of market stress, and no other authorized participant is able to step forward to create or redeem, trading in Fund shares may be significantly diminished, bid-ask spreads may widen and shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. To the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes, this risk is heightened.
International Closed Market Trading Risk: Because certain of the Fund’s investments trade in markets that are closed when the Fund and the Nasdaq Global Market (“Exchange”) are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s NAV (i.e., the Fund’s quote from the closed foreign market). As a result, premiums or discounts to NAV may develop in share prices, and bid-ask spreads may be greater than those experienced by other funds. In addition, shareowners may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
Premium-Discount Risk: There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareowners of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.
Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareowner may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s shares will continue to be listed.
Cash Transactions Risk: The Fund may effect redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may recognize gains on sales of portfolio holdings. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund redeemed its shares principally in-kind, may be passed on to APs in the form of transaction fees. As a result, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Large Shareowner Risk: Certain shareowners may own a substantial amount of the Fund’s shares. Redemptions by large shareowners could have a significant negative impact on the Fund and transactions on the Exchange by large shareowners may have a material upward or downward effect on the market price of the shares.

Amana Growth ETF | Non-Diversified fund risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified fund risk: The Fund may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Fund’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Fund may experience greater performance volatility than a fund that is more broadly invested.

Amana Growth ETF | New fund risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New fund risk: The Fund is new and does not have shares outstanding as of the date of this Prospectus. The Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareowner approval and/or at a time that may not be favorable for certain shareowners. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies and, if the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV and/or a stop to trading.

Amana Growth ETF | Amana Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 195

[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.